Note 18 - Common Stock (Details Textual)									1 Months Ended							12 Months Ended
		Nov. 24, 2020 USD ($) shares	Nov. 16, 2020 shares	Dec. 19, 2019	Dec. 18, 2019	Nov. 04, 2019 shares	Nov. 21, 2018 shares	Nov. 02, 2017 shares	Nov. 30, 2020 shares	Aug. 31, 2020 USD ($)	Nov. 30, 2019 USD ($) shares	Oct. 31, 2019 USD ($) shares	Sep. 30, 2019 USD ($)	Aug. 30, 2019 shares	Nov. 30, 2018 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) shares	Mar. 31, 2020 $ / shares shares
Common Stock, Shares Authorized (in shares) | shares																200,000,000	200,000,000		200,000,000
Common Stock, Par or Stated Value Per Share (in dollars per share) | $ / shares																$ 0.03	$ 0.03		$ 0.03
Proceeds from Issuance of Common Stock																$ 715,550	$ 6,853,101	$ 1,975,110
Stock Issued During Period, Value, Vessel Acquisition	[1]																13,218,662
Stock Issued During Period, Value, New Issues	[1]															496,718	775,532	1,865,110
Proceeds from Related Party Debt																	$ 5,000,000
Conversion of Loan Into Common Shares [Member] | Colby Trading Ltd [Member]
Debt Conversion, Original Debt, Amount		$ 1,875,000
Debt Conversion, Converted Instrument, Shares Issued (in shares) | shares		702,247
Colby Trading Ltd [Member]
Proceeds from Related Party Debt													$ 2,500,000
Synergy Holdings Limited [Member]
Stock Issued During Period, Shares, Contingent Consideration, Acquisition of Vessels (in shares) | shares			161,357						161,357
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio				8	8
Directors, Officers, and Employees [Member]
Stock Issued During Period, Shares, Restricted Stock Award, Gross (in shares) | shares																45,900
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares																45,900	15,444	15,681
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares							15,681	12,534										15,681
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares) | shares						15,444											15,444
ATM Common Stock Offering [Member]
Stock Issued During Period, Shares, New Issues (in shares) | shares												144,727			139,509
Proceeds from Issuance of Common Stock												$ 900,000			$ 2,000,000
M/V “EM Hydra”, M/V “EM Spetses”, M/V“EM Kea” and M/V “Diamantis P” [Member]
Stock Issued During Period, Shares, Vessel Acquisition (in shares) | shares														2,816,901
Private Placement [Member]
Stock Issued During Period, Shares, Vessel Acquisition (in shares) | shares											1,056,338
Stock Issued During Period, Value, Vessel Acquisition											$ 6,000,000
Stock Issued During Period, Value, New Issues	[1]																$ 6,000,000
ATM [Member]
Proceeds from Issuance of Common Stock										$ 700,000
Stock Issued During Period, Value, New Issues										$ 200,000

[1]	Adjusted to reflect the 1-for-8 reverse stock split effected at the close of trading on December 18, 2019.